Research and Development Expense (Tables)	12 Months Ended
Dec. 31, 2022
Research and development expense [Abstract]
Schedule of research and development expense
	December 31,	December 31,	December 31,
	2022	2021	2020
Pre-clinical projects	509,224	587,019	242,617
Clinical projects	3,237,649	2,379,536	476,972
Product and process development	473,246	1,100,453	614,744
Employee benefits and expenses	2,585,242	1,897,155	1,120,814
Lease expenses from short-term lease	—	—	34,147
Patents and trademarks	240,380	465,587	246,592
Regulatory projects	153,863	354,507	110,612
Impairment intangible assets	12,397,148	1,529,929	—
Depreciation tangible assets	81,004	46,635	16,481
Total research and development expense	19,677,756	8,360,821	2,862,979